Note C - Loans and Allowance for Loan Losses (Details) (USD $)	12 Months Ended						12 Months Ended		3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Troubled Debt Restructurings [Member]	Dec. 31, 2012 Troubled Debt Restructurings [Member]	Dec. 31, 2013 Troubled Debt Restructurings Performing According to Modified Terms [Member]	Dec. 31, 2012 Troubled Debt Restructurings Performing According to Modified Terms [Member]	Dec. 31, 2013 Troubled Debt Restructurings [Member]	Dec. 31, 2012 Troubled Debt Restructurings [Member]	Jun. 30, 2013 Commercial Real Estate Loans [Member]	Dec. 31, 2013 Commercial Real Estate Loans [Member]	Dec. 31, 2012 Commercial Real Estate Loans [Member]	Dec. 31, 2013 Unsecured [Member]	Dec. 31, 2012 Unsecured [Member]
Note C - Loans and Allowance for Loan Losses (Details) [Line Items]
Allowance for Loan and Lease Losses, Period Increase (Decrease)	$ (321,000)	$ 2,169,000	$ 7,000	$ 0
Allowance for Loan and Lease Losses, Write-offs	0	536,000	0
Provision for Loan and Lease Losses Increase (Decrease)	(871,000)	2,169,000	7,000	0
Increase (Decrease) in Other Loans							4,348,000
Change in Troubled Debt Restructurings	25.60%
Financing Receivable, Modifications, Number of Contracts									1
Financing Receivable, Modifications, Recorded Investment	12,606,000	16,954,000									4,222,000
Percentage of Loan Portfolio	100.00%	100.00%			98.00%	93.00%				32.79%	31.35%	5.13%	4.87%
Impaired Financing Receivable, Related Allowance	2,498,000	1,979,000	7,000				1,511,000	2,107,000
Loans and Leases Receivable, Impaired, Commitment to Lend			29,000	109,000
Minimum Loan Balance for Loans Evaluated by Risk Categories	$ 500,000